Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	112 Months Ended		120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000026507
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(1.53%)	5.32%			1.53%
C000026508
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		2.40%	5.71%			1.34%
C000200436
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026506
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064130
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026555
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.10%	7.71%			4.10%
C000026554
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026557
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		3.28%	7.73%			3.71%
C000200442
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026553
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064139
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000031163
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000026600
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(0.81%)	0.51%			1.32%
C000080406
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		(0.27%)	0.22%			0.80%
C000026598
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064146
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000114198
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(0.71%)	0.88%			2.37%
C000114199
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		(0.15%)	0.59%			1.84%
C000114194
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000114195
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000207235
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000207236
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000035573
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		0.12%	0.61%			0.66%
C000035571
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064166
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026680
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		3.88%	3.32%			2.95%
C000026682
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		6.13%	3.33%			2.58%
C000200456
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026678
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064161
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000077188
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000026669
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		0.22%	3.43%			1.40%
C000026668
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064159
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000122921
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000040829
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		0.91%	4.59%			1.68%
C000040830
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		3.10%	4.60%			1.31%
C000200459
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000040832
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064168
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000074976
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		0.63%	1.76%			1.96%
C000065241
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000026536
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		2.20%	2.47%			2.19%
C000026538
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		4.39%	2.49%			1.82%
C000026534
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064136
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000067743
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.61%	8.12%			4.38%
C000067744
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		5.67%	8.52%			4.18%
C000067747
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000067746
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000034728
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		0.69%	2.10%			3.40%
C000041556
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		1.25%	1.80%			2.86%
C000034730
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064163
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026524
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(0.20%)	(0.98%)			(0.35%)
C000031146
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026525
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		1.91%	(0.97%)			(0.71%)
C000200439
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026523
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064133
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026594
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(0.46%)	1.03%			2.28%
C000026596
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		0.34%	0.99%			2.00%
C000026592
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064145
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000114203
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(0.74%)	1.22%			1.81%
C000114204
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		0.06%	1.17%			1.54%
C000114206
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000114207
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000207237
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000207238
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000026603
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(1.26%)	0.60%			1.75%
C000080407
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		(0.72%)	0.31%			1.21%
C000026602
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064147
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026620
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		0.54%	1.04%			1.02%
C000026621
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		1.53%	1.19%			0.95%
C000222834
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C-2 (excluding sales charge)
Average Annual Return, Percent		1.33%	0.99%			0.75%
C000026618
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064150
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
Without Sales Load [Member] | C000026507
Average Annual Return [Line Items]
Average Annual Return, Percent		4.21%	6.52%			2.10%
Without Sales Load [Member] | C000026508
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%	5.71%			1.34%
Without Sales Load [Member] | C000200436
Average Annual Return [Line Items]
Average Annual Return, Percent		4.50%	6.84%			2.40%
Without Sales Load [Member] | C000026506
Average Annual Return [Line Items]
Average Annual Return, Percent		4.50%	6.97%			2.56%
Without Sales Load [Member] | C000064130
Average Annual Return [Line Items]
Average Annual Return, Percent		4.55%	6.90%			2.46%
Without Sales Load [Member] | C000026555
Average Annual Return [Line Items]
Average Annual Return, Percent		5.04%	8.53%			4.49%
Without Sales Load [Member] | C000026554
Average Annual Return [Line Items]
Average Annual Return, Percent		5.24%	8.76%			4.72%
Without Sales Load [Member] | C000026557
Average Annual Return [Line Items]
Average Annual Return, Percent		4.27%	7.73%			3.71%
Without Sales Load [Member] | C000200442
Average Annual Return [Line Items]
Average Annual Return, Percent		5.39%	8.89%			4.84%
Without Sales Load [Member] | C000026553
Average Annual Return [Line Items]
Average Annual Return, Percent		5.60%	9.06%			4.99%
Without Sales Load [Member] | C000064139
Average Annual Return [Line Items]
Average Annual Return, Percent		5.48%	8.93%			4.88%
Without Sales Load [Member] | C000031163
Average Annual Return [Line Items]
Average Annual Return, Percent		4.85%	8.28%			4.24%
Without Sales Load [Member] | C000026600
Average Annual Return [Line Items]
Average Annual Return, Percent		1.47%	0.97%			1.55%
Without Sales Load [Member] | C000080406
Average Annual Return [Line Items]
Average Annual Return, Percent		0.72%	0.22%			0.80%
Without Sales Load [Member] | C000026598
Average Annual Return [Line Items]
Average Annual Return, Percent		1.81%	1.30%			1.89%
Without Sales Load [Member] | C000064146
Average Annual Return [Line Items]
Average Annual Return, Percent		1.71%	1.20%			1.79%
Without Sales Load [Member] | C000114198
Average Annual Return [Line Items]
Average Annual Return, Percent		1.60%	1.35%			2.60%
Without Sales Load [Member] | C000114199
Average Annual Return [Line Items]
Average Annual Return, Percent		0.84%	0.59%			1.84%
Without Sales Load [Member] | C000114194
Average Annual Return [Line Items]
Average Annual Return, Percent		1.95%	1.70%			2.96%
Without Sales Load [Member] | C000114195
Average Annual Return [Line Items]
Average Annual Return, Percent		1.85%	1.60%			2.86%
Without Sales Load [Member] | C000207235
Average Annual Return [Line Items]
Average Annual Return, Percent		1.67%	1.00%	1.72%
Without Sales Load [Member] | C000207236
Average Annual Return [Line Items]
Average Annual Return, Percent		1.61%	1.85%			2.19%
Without Sales Load [Member] | C000035573
Average Annual Return [Line Items]
Average Annual Return, Percent		2.42%	1.07%			0.89%
Without Sales Load [Member] | C000035571
Average Annual Return [Line Items]
Average Annual Return, Percent		2.83%	1.47%			1.29%
Without Sales Load [Member] | C000064166
Average Annual Return [Line Items]
Average Annual Return, Percent		2.73%	1.37%			1.19%
Without Sales Load [Member] | C000026680
Average Annual Return [Line Items]
Average Annual Return, Percent		7.93%	4.11%			3.35%
Without Sales Load [Member] | C000026682
Average Annual Return [Line Items]
Average Annual Return, Percent		7.13%	3.33%			2.58%
Without Sales Load [Member] | C000200456
Average Annual Return [Line Items]
Average Annual Return, Percent		8.16%	4.34%			3.57%
Without Sales Load [Member] | C000026678
Average Annual Return [Line Items]
Average Annual Return, Percent		8.32%	4.49%			3.73%
Without Sales Load [Member] | C000064161
Average Annual Return [Line Items]
Average Annual Return, Percent		8.22%	4.39%			3.63%
Without Sales Load [Member] | C000077188
Average Annual Return [Line Items]
Average Annual Return, Percent		7.66%	3.92%			3.22%
Without Sales Load [Member] | C000026669
Average Annual Return [Line Items]
Average Annual Return, Percent		4.13%	4.22%			1.79%
Without Sales Load [Member] | C000026668
Average Annual Return [Line Items]
Average Annual Return, Percent		4.55%	4.64%			2.20%
Without Sales Load [Member] | C000064159
Average Annual Return [Line Items]
Average Annual Return, Percent		4.44%	4.54%			2.09%
Without Sales Load [Member] | C000122921
Average Annual Return [Line Items]
Average Annual Return, Percent		6.62%	4.45%			2.65%
Without Sales Load [Member] | C000040829
Average Annual Return [Line Items]
Average Annual Return, Percent		4.86%	5.39%			2.07%
Without Sales Load [Member] | C000040830
Average Annual Return [Line Items]
Average Annual Return, Percent		4.08%	4.60%			1.31%
Without Sales Load [Member] | C000200459
Average Annual Return [Line Items]
Average Annual Return, Percent		5.12%	5.65%			2.34%
Without Sales Load [Member] | C000040832
Average Annual Return [Line Items]
Average Annual Return, Percent		5.28%	5.81%			2.49%
Without Sales Load [Member] | C000064168
Average Annual Return [Line Items]
Average Annual Return, Percent		5.18%	5.70%			2.39%
Without Sales Load [Member] | C000074976
Average Annual Return [Line Items]
Average Annual Return, Percent		4.52%	2.54%			2.35%
Without Sales Load [Member] | C000065241
Average Annual Return [Line Items]
Average Annual Return, Percent		4.94%	2.95%			2.76%
Without Sales Load [Member] | C000026536
Average Annual Return [Line Items]
Average Annual Return, Percent		6.18%	3.26%			2.58%
Without Sales Load [Member] | C000026538
Average Annual Return [Line Items]
Average Annual Return, Percent		5.39%	2.49%			1.82%
Without Sales Load [Member] | C000026534
Average Annual Return [Line Items]
Average Annual Return, Percent		6.55%	3.62%			2.94%
Without Sales Load [Member] | C000064136
Average Annual Return [Line Items]
Average Annual Return, Percent		6.45%	3.52%			2.84%
Without Sales Load [Member] | C000067743
Average Annual Return [Line Items]
Average Annual Return, Percent		7.53%	9.34%			4.97%
Without Sales Load [Member] | C000067744
Average Annual Return [Line Items]
Average Annual Return, Percent		6.67%	8.52%			4.18%
Without Sales Load [Member] | C000067747
Average Annual Return [Line Items]
Average Annual Return, Percent		7.94%	9.84%			5.47%
Without Sales Load [Member] | C000067746
Average Annual Return [Line Items]
Average Annual Return, Percent		7.86%	9.73%			5.36%
Without Sales Load [Member] | C000034728
Average Annual Return [Line Items]
Average Annual Return, Percent		3.00%	2.57%			3.64%
Without Sales Load [Member] | C000041556
Average Annual Return [Line Items]
Average Annual Return, Percent		2.24%	1.80%			2.86%
Without Sales Load [Member] | C000203307
Average Annual Return [Line Items]
Average Annual Return, Percent		3.16%	2.73%			3.79%
Without Sales Load [Member] | C000034730
Average Annual Return [Line Items]
Average Annual Return, Percent		3.31%	2.88%			3.95%
Without Sales Load [Member] | C000064163
Average Annual Return [Line Items]
Average Annual Return, Percent		3.21%	2.78%			3.84%
Without Sales Load [Member] | C000026524
Average Annual Return [Line Items]
Average Annual Return, Percent		3.68%	(0.22%)			0.03%
Without Sales Load [Member] | C000031146
Average Annual Return [Line Items]
Average Annual Return, Percent		3.84%	(0.07%)			0.18%
Without Sales Load [Member] | C000026525
Average Annual Return [Line Items]
Average Annual Return, Percent		2.91%	(0.97%)			(0.71%)
Without Sales Load [Member] | C000200439
Average Annual Return [Line Items]
Average Annual Return, Percent		3.94%	0.03%			0.28%
Without Sales Load [Member] | C000026523
Average Annual Return [Line Items]
Average Annual Return, Percent		4.10%	0.18%			0.43%
Without Sales Load [Member] | C000064133
Average Annual Return [Line Items]
Average Annual Return, Percent		3.99%	0.08%			0.33%
Without Sales Load [Member] | C000026594
Average Annual Return [Line Items]
Average Annual Return, Percent		1.83%	1.49%			2.51%
Without Sales Load [Member] | C000026596
Average Annual Return [Line Items]
Average Annual Return, Percent		1.33%	0.99%			2.00%
Without Sales Load [Member] | C000203303
Average Annual Return [Line Items]
Average Annual Return, Percent		2.00%	1.66%			2.68%
Without Sales Load [Member] | C000026592
Average Annual Return [Line Items]
Average Annual Return, Percent		2.15%	1.81%			2.83%
Without Sales Load [Member] | C000064145
Average Annual Return [Line Items]
Average Annual Return, Percent		2.05%	1.71%			2.73%
Without Sales Load [Member] | C000114203
Average Annual Return [Line Items]
Average Annual Return, Percent		1.55%	1.67%			2.04%
Without Sales Load [Member] | C000114204
Average Annual Return [Line Items]
Average Annual Return, Percent		1.04%	1.17%			1.54%
Without Sales Load [Member] | C000114206
Average Annual Return [Line Items]
Average Annual Return, Percent		1.90%	2.03%			2.40%
Without Sales Load [Member] | C000114207
Average Annual Return [Line Items]
Average Annual Return, Percent		1.80%	1.93%			2.30%
Without Sales Load [Member] | C000207237
Average Annual Return [Line Items]
Average Annual Return, Percent		2.09%	1.10%		1.85%
Without Sales Load [Member] | C000207238
Average Annual Return [Line Items]
Average Annual Return, Percent		1.77%	1.41%			2.17%
Without Sales Load [Member] | C000026603
Average Annual Return [Line Items]
Average Annual Return, Percent		1.01%	1.06%			1.98%
Without Sales Load [Member] | C000080407
Average Annual Return [Line Items]
Average Annual Return, Percent		0.26%	0.31%			1.21%
Without Sales Load [Member] | C000203304
Average Annual Return [Line Items]
Average Annual Return, Percent		1.19%	1.24%			2.16%
Without Sales Load [Member] | C000026602
Average Annual Return [Line Items]
Average Annual Return, Percent		1.34%	1.40%			2.31%
Without Sales Load [Member] | C000064147
Average Annual Return [Line Items]
Average Annual Return, Percent		1.24%	1.29%			2.21%
Without Sales Load [Member] | C000026620
Average Annual Return [Line Items]
Average Annual Return, Percent		2.84%	1.49%			1.25%
Without Sales Load [Member] | C000026621
Average Annual Return [Line Items]
Average Annual Return, Percent		2.53%	1.19%			0.95%
Without Sales Load [Member] | C000222834
Average Annual Return [Line Items]
Average Annual Return, Percent		2.33%	0.99%			0.75%
Without Sales Load [Member] | C000203305
Average Annual Return [Line Items]
Average Annual Return, Percent		3.10%	1.74%			1.50%
Without Sales Load [Member] | C000026618
Average Annual Return [Line Items]
Average Annual Return, Percent		3.25%	1.90%			1.66%
Without Sales Load [Member] | C000064150
Average Annual Return [Line Items]
Average Annual Return, Percent		3.15%	1.79%			1.56%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%	2.10%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return, Percent		3.05%	(1.38%)			0.61%
PIMCO INDEX: Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Unhedged) Index
Average Annual Return, Percent		3.05%	(1.38%)			0.61%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		7.15%	15.18%			8.84%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		7.15%	15.18%			8.84%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		7.15%	15.18%			8.84%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		7.15%	15.18%			8.84%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		1.46%	(2.35%)			(0.18%)
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		1.46%	(2.35%)			(0.18%)
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		1.46%	(2.35%)			(0.18%)
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		1.46%	(2.35%)			(0.18%)
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		1.46%	(2.35%)			(0.18%)
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Average Annual Return, Percent		1.46%	(2.35%)			(0.18%)
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%		2.09%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.22%	1.07%			2.13%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		6.17%	2.36%			2.51%
PIMCO INDEX: Consumer Price Index +650 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index +650 Basis Points
Average Annual Return, Percent		8.91%	10.87%			9.58%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		6.17%	2.36%			2.51%
PIMCO INDEX: Consumer Price Index +650 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index +650 Basis Points
Average Annual Return, Percent		8.91%	10.87%			9.58%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		6.17%	2.36%			2.51%
PIMCO INDEX: Consumer Price Index +650 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index +650 Basis Points
Average Annual Return, Percent		8.91%	10.87%			9.58%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		6.17%	2.36%			2.51%
PIMCO INDEX: Consumer Price Index +650 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index +650 Basis Points
Average Annual Return, Percent		8.91%	10.87%			9.58%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		6.17%	2.36%			2.51%
PIMCO INDEX: Consumer Price Index +650 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index +650 Basis Points
Average Annual Return, Percent		8.91%	10.87%			9.58%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		6.94%	3.44%			2.81%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		7.41%	9.37%			8.08%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		6.94%	3.44%			2.81%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		7.41%	9.37%			8.08%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		6.94%	3.44%			2.81%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		7.41%	9.37%			8.08%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		6.94%	3.44%			2.81%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		7.41%	9.37%			8.08%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		6.94%	3.44%			2.81%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		7.41%	9.37%			8.08%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		6.94%	3.44%			2.81%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		7.41%	9.37%			8.08%
PIMCO INDEX: Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS: 1-10 Year Index
Average Annual Return, Percent		6.94%	3.44%			2.81%
PIMCO INDEX: Consumer Price Index + 500 Basis Points
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index + 500 Basis Points
Average Annual Return, Percent		7.41%	9.37%			8.08%
PIMCO INDEX: Bloomberg California Intermediate Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent		1.17%	0.92%			1.78%
PIMCO INDEX: Bloomberg California Intermediate Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent		1.17%	0.92%			1.78%
PIMCO INDEX: Bloomberg California Intermediate Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent		1.17%	0.92%			1.78%
PIMCO INDEX: Bloomberg California Intermediate Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent		1.17%	0.92%			1.78%
PIMCO INDEX: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Average Annual Return, Percent		0.96%	0.96%			2.07%
PIMCO INDEX: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Average Annual Return, Percent		0.96%	0.96%			2.07%
PIMCO INDEX: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Average Annual Return, Percent		0.96%	0.96%			2.07%
PIMCO INDEX: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Average Annual Return, Percent		0.96%	0.96%			2.07%
PIMCO INDEX: Bloomberg California 1-10 Year (1-12) Muni Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California 1-10 Year (1-12) Municipal Securities Index
Average Annual Return, Percent		1.69%	1.08%	1.61%
PIMCO INDEX: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Bond Index
Average Annual Return, Percent		0.96%	0.96%			2.07%
PIMCO INDEX: Bloomberg California 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California 1 Year Municipal Bond Index
Average Annual Return, Percent		3.40%	1.44%			1.23%
PIMCO INDEX: Bloomberg California 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California 1 Year Municipal Bond Index
Average Annual Return, Percent		3.40%	1.44%			1.23%
PIMCO INDEX: Bloomberg California 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California 1 Year Municipal Bond Index
Average Annual Return, Percent		3.40%	1.44%			1.23%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		6.72%	3.37%			3.11%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		6.72%	3.37%			3.11%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		6.72%	3.37%			3.11%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		6.72%	3.37%			3.11%
PIMCO INDEX: J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index (EMBI) Global
Average Annual Return, Percent		6.72%	3.37%			3.11%
PIMCO INDEX: J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)
Average Annual Return, Percent		7.57%	4.49%			3.92%
PIMCO INDEX: J.P. Morgan Emerging Local Markets Index Plus (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Local Markets Index Plus (Unhedged)
Average Annual Return, Percent		3.17%	2.05%			1.19%
PIMCO INDEX: JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
Average Annual Return, Percent		3.17%	2.05%			1.19%
PIMCO INDEX: J.P. Morgan Emerging Local Markets Index Plus (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Local Markets Index Plus (Unhedged)
Average Annual Return, Percent		3.17%	2.05%			1.19%
PIMCO INDEX: JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
Average Annual Return, Percent		3.17%	2.05%			1.19%
PIMCO INDEX: J.P. Morgan Emerging Local Markets Index Plus (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Local Markets Index Plus (Unhedged)
Average Annual Return, Percent		3.17%	2.05%			1.19%
PIMCO INDEX: JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
Average Annual Return, Percent		3.17%	2.05%			1.19%
PIMCO INDEX: 50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Supplemental Index
Average Annual Return, Percent		5.61%	3.15%			2.45%
PIMCO INDEX: J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return, Percent		4.03%	2.30%			1.27%
PIMCO INDEX: J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return, Percent		4.03%	2.30%			1.27%
PIMCO INDEX: J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return, Percent		4.03%	2.30%			1.27%
PIMCO INDEX: J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return, Percent		4.03%	2.30%			1.27%
PIMCO INDEX: J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
Average Annual Return, Percent		4.03%	2.30%			1.27%
PIMCO INDEX: Bloomberg Global Advantage Bond Index (GLADI)(USD, Partially Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)
Average Annual Return, Percent		4.07%	1.05%			1.86%
PIMCO INDEX: Bloomberg Global Advantage Bond Index (GLADI)(USD, Partially Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)
Average Annual Return, Percent		4.07%	1.05%			1.86%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Supplemental Index
Average Annual Return, Percent		6.19%	9.26%			6.26%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Supplemental Index
Average Annual Return, Percent		6.19%	9.26%			6.26%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Supplemental Index
Average Annual Return, Percent		6.19%	9.26%			6.26%
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent		4.59%	0.42%			1.94%
PIMCO INDEX: 60% MSCI World Index/40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Supplemental Index
Average Annual Return, Percent		6.19%	9.26%			6.26%
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		5.59%	4.31%			4.25%
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		5.59%	4.31%			4.25%
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		5.59%	4.31%			4.25%
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		5.59%	4.31%			4.25%
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		5.59%	4.31%			4.25%
PIMCO INDEX: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent		1.57%	1.26%			1.99%
PIMCO INDEX: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent		1.57%	1.26%			1.99%
PIMCO INDEX: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent		1.57%	1.26%			1.99%
PIMCO INDEX: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent		1.57%	1.26%			1.99%
PIMCO INDEX: Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index
Average Annual Return, Percent		1.99%	1.28%		1.79%
PIMCO INDEX: Blommberg New York Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Municipal Bond Index
Average Annual Return, Percent		0.98%	1.02%			2.01%
PIMCO INDEX: Blommberg New York Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Municipal Bond Index
Average Annual Return, Percent		0.98%	1.02%			2.01%
PIMCO INDEX: Blommberg New York Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Municipal Bond Index
Average Annual Return, Percent		0.98%	1.02%			2.01%
PIMCO INDEX: Blommberg New York Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Municipal Bond Index
Average Annual Return, Percent		0.98%	1.02%			2.01%
PIMCO INDEX: Blommberg New York Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Municipal Bond Index
Average Annual Return, Percent		0.98%	1.02%			2.01%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.67%	1.59%			1.38%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.67%	1.59%			1.38%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.67%	1.59%			1.38%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.67%	1.59%			1.38%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.67%	1.59%			1.38%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.67%	1.59%			1.38%

[1]	The Supplemental Index is comprised of 50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified.
[2]	The Supplemental Index is comprised of 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index.
[3]	The Supplemental Index is comprised of 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index.
[4]	The Supplemental Index is comprised of 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index.
[5]	The Supplemental Index is comprised of 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index.